Significant Accounting Policies (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Integer $ / t	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 08, 2020 USD ($)
Trade accounts receivable, net	$ 663	$ 1,243
Allowance for credit losses	(9)
Hire collected in advance	$ 726	1,415
Residual value per lightweight ton | $ / t	0.300
Estimated useful life	25 years
Estimated fleet utilization rate depending on the type of the vessel, minimum rate	75.00%
Estimated fleet utilization rate depending on the type of the vessel, maximum rate	98.60%
Estimated fleet utilization rate including scheduled off-hire days for planned dry dockings and vessel surveys minimum rate	78.00%
Estimated fleet utilization rate including scheduled off-hire days for planned dry dockings and vessel surveys maximum rate	93.00%
Vessel impairment charge			$ 2,282
Number of reportable segments | Integer	1
Working capital deficit	$ 2,895
Restricted cash	$ 2,417	3,735	$ 3,659
Credit loss description	The Company concluded on an expected credit loss rate of 0.05% on the total outstanding receivables arising from voyage charters and 2.4% on outstanding receivables from demurrages.
Secured Loan - Seventhone Corp. [Member]
Total long-term debt outstanding				$ 15,250
Previous Secured Loan - Seventhone Corp [Member]
Total long-term debt outstanding				$ 11,293
Spot Charters [Member]
Trade accounts receivable, net	$ 672	743
Time Charters [Member]
Trade accounts receivable, net	$ 1	$ 500